Fair Value Information (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Information [Abstract]
Schedule of the Related Information of Natures of the Assets and Liabilities	The related information of natures of the assets and liabilities is as follows:
June 30, 2024	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$1,544,045	$1,544,045

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$506,846	$-	$4,984,057	$5,490,903
Convertible preference share liabilities	-	-	14,570,968	14,570,968
	$506,846	$-	$19,555,025	$20,061,870

December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
Investment in a rent-a-captive company	$-	$-	$995,101	$995,101

Liabilities
Recurring fair value measurements
Financial liabilities at fair value through profit or loss
Warrant liabilities	$287,482	$-	$5,934,000	$6,221,482
Convertible preference share liabilities	$-	$-	$7,767,238	$7,767,238
	$287,482	$-	$13,701,238	$13,988,720

Schedule of the Changes in Level 3 Instrument	The following table represents the changes in Level 3 instrument for the six months period ended June 30, 2024 and 2023:
	2024	2023
Financial assets at fair value through profit or loss
At January 1	$995,101	$1,073,229
Losses recognized in profit or loss	548,944	(78,128)
At June 30 and December 31	$1,544,045	$995,101
	2024	2023
Private warrant liabilities at fair value
At January 1	$5,934,000	$-
Granted in the year	3,642,663	9,222,288
Losses recognized in profit or loss	(4,592,606)	(3,288,288)
At June 30 and December 31	$4,984,057	$5,934,000
	2024	2023
Convertible preference share liabilities at fair value
At January 1	$7,767,238	$-
Granted in the year	6,007,337	14,067,712
Exercised in the year	(6,855,259)	(5,214,962)
Losses recognized in profit or loss	7,651,652	(1,085,512)
At June 30 and December 31	14,570,968	$7,767,238

Schedule of Qualitative Information of Significant Unobservable Inputs and Sensitivity Analysis	The following is the qualitative information of significant unobservable inputs and sensitivity analysis of changes in significant unobservable inputs to valuation model used in Level 3 fair value measurement:
	Fair value at June 30, 2024	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent-a-captive company	$1,544,045	Net asset value	Not applicable	Not applicable	Not applicable
			Risk free rate-series A	4.46%	The higher the risk free rate, the higher the fair value
			Risk free rate-series B	4.44%	The higher the risk free rate, the higher the fair value
Warrant liabilities	$4,984,058	Black-Scholes Model	Price volatility-series A	105.29%	No certain positive and negative relationship between stock price volatility and fair value
			Price volatility-series B	100.32%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value
			Risk free rate	4.42%	The higher the risk free rate, the higher the fair value
Convertible preference share liabilities	$14,570,968	Black-Scholes Model	Price volatility	97.33%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value

	Fair value at December 31, 2023	Valuation technique	Significant unobservable input	Range (weighted average)	Relationship of inputs to fair value
Investment in a rent -a- captive company	$995,101	Net asset value	Not applicable	Not applicable	Not applicable
Warrant liabilities	$5,934,000	Black-Scholes Model	Risk free rate	3.90%	The higher
			Price volatility	93.45%	No certain
			Dividend yield	0.00%	The higher
			Risk free rate	3.90%	The higher
Convertible preference share liabilities	$7,767,238	Black-Scholes Model	Price volatility	93.23%	No certain positive and negative relationship between stock price volatility and fair value
			Dividend yield	0.00%	The higher the dividend rate, the lower the fair value